Business Combinations - Schedule of Fair Value of Consideration Transferred and the Effects on Cash Flows of the Acquisition of Subsidiaries (Details) - Acquisition of Equity Interest in Subsidiaries [Member] - MYR (RM)
	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Schedule of Fair Value of Consideration Transferred and the Effects on Cash Flows of the Acquisition of Subsidiaries [Line Items]
Net assets upon acquired		RM 210,802
Less: NCI
Equity shares acquired		49.00%
Group’s share of net assets acquired		RM 103,293
Less: Negative goodwill on consolidation recognised in consolidated statement of profit or loss		(54,293)
Total fair value of consideration for the acquisitions		49,000
Fair value consideration for the acquisitions		49,000
Less: Consideration paid in previous year as other investments
Total consideration satisfied by cash		RM 49,000
ARB Synergy [Member]
Schedule of Fair Value of Consideration Transferred and the Effects on Cash Flows of the Acquisition of Subsidiaries [Line Items]
Net assets upon acquired	RM (9,455)
Less: NCI
Equity shares acquired	100.00%
Group’s share of net assets acquired	RM (9,455)
Add: Goodwill on consolidation	754,291
Total fair value of consideration for the acquisitions	744,836
Fair value consideration for the acquisitions	744,836
Less: Consideration paid in previous year as other investments	(744,835)
Total consideration satisfied by cash	1
Less: Cash and cash equivalents of subsidiaries	(53,383)
Cash inflow from acquisitions of subsidiaries	(53,382)
ARB Databook [Member]
Schedule of Fair Value of Consideration Transferred and the Effects on Cash Flows of the Acquisition of Subsidiaries [Line Items]
Net assets upon acquired	(744,835)
Less: NCI
Equity shares acquired	100.00%
Group’s share of net assets acquired	RM (744,835)
Add: Goodwill on consolidation
Total fair value of consideration for the acquisitions	744,835
Fair value consideration for the acquisitions	(744,835)
Less: Consideration paid in previous year as other investments	744,835
Total consideration satisfied by cash
Less: Cash and cash equivalents of subsidiaries
Cash inflow from acquisitions of subsidiaries